Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary Of Amounts Related To Leases
The statements of financial position shows the following amounts relating to leases:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Right-of-use assets
Properties	767,701	419,590	306,599

Lease liabilities	760,626	404,518	302,867

Summary Of Depreciation Charge Of Right Of Use Assets
The consolidated statements of comprehensive income shows the following amounts relating to leases:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Depreciation charge of right-of-use assets	591,201	427,358	283,645
Interest expense (included in finance costs)	42,268	27,934	15,800
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	37,376	47,873	59,897
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	25,548	14,527	5,770

Summary Of Movement Of Right Of Use Assets
(c)	Movement of right-of-use assets

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Opening net book amount	823,124	767,701	419,590
Acquisition of subsidiaries	—	—	8,612
Additions	600,760	273,778	217,279
Early termination	(64,982)	(194,531)	(55,237)
Depreciation charge	(591,201)	(427,358)	(283,645)

Closing net book amount	767,701	419,590	306,599

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Cost	1,535,048	966,509	726,178
Accumulated depreciation	(767,347)	(546,919)	(419,579)

Net book amount	767,701	419,590	306,599